Investment Income - Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of Investment Income [abstract]
Interest received - environmental trust funds	$ 0.5	$ 1.0	$ 0.4
Interest received - cash balances	5.1	7.3	5.9
Total investment income	$ 5.6	$ 8.3	$ 6.3

[1]	As Restated - Refer note 40 for further details.